Note 7 - Capital Stock and Reserves - Fair Value of Stock Option Assumptions (Details)	12 Months Ended
Mar. 31, 2024 CAD ($) $ / shares
Statement Line Items [Line Items]
Fair value per option | $	$ 5.42
Exercise price (in CAD per share) | $ / shares	$ 5.49
Expected life (years)	3.5
Interest rate	4.17%
Annualized volatility (based on historical volatility)	108.00%
Dividend yield	0.00%